STOCK OPTIONS AND WARRANTS (Details Textuals 2) (One Year Options, USD $)	1 Months Ended		0 Months Ended		1 Months Ended	6 Months Ended		0 Months Ended	1 Months Ended
	Apr. 30, 2012 Price	Jan. 31, 2012 Price	Jan. 02, 2012 Individuals	Jan. 02, 2012 Independent Director	Jan. 31, 2012 Independent Director individuals	Jun. 30, 2012 Independent Director	Apr. 09, 2012 Independent Director	Apr. 13, 2012 Officers and Directors	Jan. 31, 2012 Officers and Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options cancelled					50,000
Number of options vested							50,000
Number of shares granted	21,000	1,994,000	1,994,000	150,000	21,000			11,000	11,000
Number of individuals			13		2
Percentage of stock options vested					50.00%	50.00%
Exercise price						$ 1.70
Estimated fair value	$ 27,302	$ 1,701,000
Share price	1.70	1.70
Expected term	9 months	1 year
Additional expected term	6 months	6 months
Expected volatility rate	161.00%	161.00%
Risk free interest rate	0.10%	0.10%
Additional risk free interest rate	0.04%	0.04%
Pricing model	Black-Scholes option pricing model	Black-Scholes option pricing model